Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment Securities Held In Trust Account [Abstract]
Net Asset Value Per Share	$ 1.00
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Outstanding (in shares)	14,381,190	14,381,190	8,271,958
Net Asset Value Per Share	$ 1.00
Unrecognized tax benefits		$ 391,000	$ 0
Income Taxes [Abstract]
Unrecognized tax benefits		391,000	$ 0
Arya Sciences Acquisition Corp III
Cash and Cash Equivalents, at Carrying Value [Abstract]
Cash equivalents	$ 0	$ 1,926
Investment Securities Held In Trust Account [Abstract]
Net Asset Value Per Share		$ 1.00
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Cash equivalents	0	$ 1,926
Net Asset Value Per Share		$ 1.00
Unrecognized tax benefits	0	$ 0
Accrued interest and penalties	0	0
Income Taxes [Abstract]
Unrecognized tax benefits	0	0
Accrued interest and penalties	0	0
Earnings Per Share [Abstract]
Net income on investments	$ 10,982	$ 52,952
Common Class A [Member] | Arya Sciences Acquisition Corp III
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Outstanding (in shares)	13,846,772	14,023,673